Intangible assets - Key assumptions used to calculate value of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Long term growth rate	2.00%	2.00%
Pre-tax discount rate	19.73%	17.50%
CGU Technology Solution
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount	¥ 1,153,821	¥ 781,499
Minimum
Intangible assets
Revenue growth rate	(10.00%)	(15.00%)
Profit Margin	(2.00%)	(15.00%)
Maximum
Intangible assets
Revenue growth rate	13.00%	13.00%
Profit Margin	14.00%	10.00%